Accounts payable and accrued expenses (Tables)	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	As of June 30,
	2026	2025
Accounts payable	$29,734,681	$5,256,165
Accrued expenses	2,419,776	1,801,222
Total accounts payable and accrued expenses	$32,154,457	$7,057,387